Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share
Note 25.	Earnings Per Share

Basic earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period. Diluted earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period, plus potential ordinary shares considered outstanding during the period, as long as the inclusion of such shares is not anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of share options (using the treasury shares method). Until April 30, 2013 shares issuable upon subscription of AVG shares by TuneUp former owners (using the treasury shares method) and until February 7, 2012, upon closing of the Company’s IPO, ordinary shares issuable upon the conversion of the Company’s Class D preferred shares to ordinary shares (using the if-converted method), were included in the number of potential ordinary shares.

The Company applied the two-class method when computing its earnings per share, which requires that net income per share for each class of share (ordinary shares and preferred shares) be calculated assuming 100% of the Company’s net income is distributed as dividends to each class of share based on their contractual rights. Class D preferred shareholders had the right to participate with ordinary shareholders in dividends and unallocated income. Since the conversion of Class D preferred shares to ordinary shares on February 7, 2012, the Company has only one class of securities that participate in dividends. Therefore, the two-class method is not applicable for computing the earnings per share for financial statements for fiscal years 2012 and 2013.

The following table sets forth the computation of basic and diluted earnings per outstanding ordinary share:

	Year Ended December 31,
	2011	2012	2013
Numerator:
Net income	$100,432	$45,817	$63,714
Preferred share dividends	(7,208)	(753)	—
Distributed and undistributed earnings to participating securities	(27,513)	—	—

Net income available to ordinary shareholders—basic	$65,711	$45,064	$63,714
Preferred share dividends	—	753	—

Net income available to ordinary shareholders—diluted	$65,711	$45,817	$63,714
Denominator:
Weighted-average ordinary shares outstanding—basic	36,000,000	52,395,427	54,208,065
Potential ordinary shares	2,974,953	1,913,091	502,639

Weighted-average ordinary shares outstanding—diluted	38,974,953	54,308,518	54,710,704

Earnings per ordinary share—basic	$1.83	$0.86	$1.18
Earnings per ordinary share—diluted	$1.69	$0.84	$1.16

The following securities that could potentially dilute basic earnings per share in the future have been excluded from the above computation of earnings per share as their inclusion would have been anti-dilutive.

	Year Ended December 31,
	2011	2012	2013
Class D preferred shares	12,000,000	—	—
Performance restricted stock units	—	—	26,630
Options to purchase ordinary shares	247,313	2,710,994	1,235,448

Anti-dilutive shares	12,247,313	2,710,994	1,262,078